FUNDAMENTAL INVESTORS, INC.
                     One Market, Steuart Tower, Suite 1800
                      San Francisco, California 94105-1409
    Mailing Address:  P.O. Box 7650, San Francisco, California 94120-7650
                            Telephone (415) 421-9360

February 20, 2002

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

      Re:   Fundamental Investors, Inc.
            File Nos. 2-10760
                      811-32

Dear Sir or Madam:

  Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 2/15/02 of Registrant's Post-Effective Amendment No. 87 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940.

      Sincerely,
      /s/ Patrick F. Quan
      Patrick F. Quan
      Secretary

/pfq



cc: Linda Stirling